American High-Income Trust®
Investment portfolio
December 31, 2025
unaudited

Bonds, notes & other debt instruments 87.18% Corporate bonds and notes 83.31% Communication services 13.62%	Principal amount (000)	Value (000)
Altice France 6.50% 4/15/2032 (a)	USD77,975	$74,800
Altice France 6.875% 7/15/2032 (a)	32,860	31,532
Altice France SA 10.00% 1/15/2033 (a)	1,995	1,832
CCO Holdings, LLC 5.50% 5/1/2026 (a)	2,089	2,093
CCO Holdings, LLC 5.125% 5/1/2027 (a)	16,328	16,315
CCO Holdings, LLC 5.00% 2/1/2028 (a)	44,137	43,813
CCO Holdings, LLC 5.375% 6/1/2029 (a)	15,921	15,752
CCO Holdings, LLC 6.375% 9/1/2029 (a)	7,870	7,982
CCO Holdings, LLC 4.75% 3/1/2030 (a)	62,326	59,563
CCO Holdings, LLC 4.50% 8/15/2030 (a)	60,022	56,551
CCO Holdings, LLC 4.25% 2/1/2031 (a)	73,696	67,760
CCO Holdings, LLC 7.375% 3/1/2031 (a)	1,685	1,721
CCO Holdings, LLC 4.75% 2/1/2032 (a)	58,617	53,616
CCO Holdings, LLC 4.50% 5/1/2032	83,526	75,022
CCO Holdings, LLC 4.50% 6/1/2033 (a)	92,106	80,731
CCO Holdings, LLC 4.25% 1/15/2034 (a)	129,594	110,314
Charter Communications Operating, LLC 5.85% 12/1/2035	291	290
Charter Communications Operating, LLC 4.80% 3/1/2050	10,678	8,029
Charter Communications Operating, LLC 3.70% 4/1/2051	11,620	7,343
Charter Communications Operating, LLC 3.90% 6/1/2052	23,246	15,024
Charter Communications Operating, LLC 5.25% 4/1/2053	22,900	18,141
Charter Communications Operating, LLC 3.85% 4/1/2061	4,230	2,524
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	20,100	20,130
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	6,230	6,192
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	22,125	23,246
Connect Finco SARL 9.00% 9/15/2029 (a)	196,094	208,250
CSC Holdings, LLC 5.50% 4/15/2027 (a)	11,020	9,457
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)	6,975	1,918
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	58,465	58,841
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	78,116	79,135
Discovery Communications, LLC 4.125% 5/15/2029	7,525	7,278
DISH Network Corp. 11.75% 11/15/2027 (a)	255,078	265,634
EchoStar Corp. 10.75% 11/30/2029	194,003	214,680
EchoStar Corp. 6.75% Cash 11/30/2030 (b)	88,134	90,400
Embarq, LLC 7.995% 6/1/2036	111,720	46,359
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)	5,725	5,760
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	8,880	8,904
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	85,759	86,464
Frontier Communications Holdings, LLC 5.875% 11/1/2029	45,385	45,973
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	67,907	69,115
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	9,840	10,286
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	5,205	5,494
Gray Media, Inc. 10.50% 7/15/2029 (a)	82,080	88,408
Gray Media, Inc. 4.75% 10/15/2030 (a)	13,117	10,185
Gray Media, Inc. 5.375% 11/15/2031 (a)	58,724	44,087
American High-Income Trust — Page 1 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Gray Media, Inc. 9.625% 7/15/2032 (a)	USD80,926	$84,044
Grupo Televisa, SAB 8.50% 3/11/2032	1,000	1,066
Grupo Televisa, SAB 5.00% 5/13/2045	2,000	1,325
Lamar Media Corp. 3.625% 1/15/2031	15,520	14,623
Lamar Media Corp. 5.375% 11/1/2033 (a)	11,340	11,280
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)	68,226	17,398
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	21,915	22,872
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (a)	10,200	10,228
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (a)	5,585	5,505
News Corp. 3.875% 5/15/2029 (a)	5,305	5,149
Nexstar Media, Inc. 5.625% 7/15/2027 (a)	34,625	34,835
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	82,587	82,032
OUTFRONT Media Capital, LLC 4.625% 3/15/2030 (a)	60	59
Paramount Global 7.875% 7/30/2030	3,190	3,452
Paramount Global 6.875% 4/30/2036	11,960	11,789
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	6,950	6,401
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	27,290	28,521
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	29,885	29,715
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	23,201	23,337
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	82,290	80,548
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	19,110	19,277
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	86,587	82,408
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	128,948	118,837
Snap, Inc. 6.875% 3/1/2033 (a)	36,876	38,242
Stagwell Global, LLC 5.625% 8/15/2029 (a)	19,420	18,952
TEGNA, Inc. 5.00% 9/15/2029	27,422	27,202
Univision Communications, Inc. 8.00% 8/15/2028 (a)	47,131	48,848
Univision Communications, Inc. 4.50% 5/1/2029 (a)	98,323	94,523
Univision Communications, Inc. 7.375% 6/30/2030 (a)	59,975	61,174
Univision Communications, Inc. 8.50% 7/31/2031 (a)	27,014	28,242
Univision Communications, Inc. 9.375% 8/1/2032 (a)	94,696	101,848
Verizon Communications, Inc. 2.355% 3/15/2032	539	475
Verizon Communications, Inc. 4.75% 1/15/2033	2,034	2,033
Verizon Communications, Inc. 5.75% 11/30/2045	484	481
Verizon Communications, Inc. 5.875% 11/30/2055	1,192	1,179
Verizon Communications, Inc. 6.00% 11/30/2065	545	538
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	32,121	33,157
Virgin Media Secured Finance PLC 4.50% 8/15/2030 (a)	1,000	929
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	4,600	4,199
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	8,845	8,802
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	71,789	69,843
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	74,754	65,714
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	157,989	111,580
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	8,308	5,494
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	30,133	29,031
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	21,552	20,689
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	4,035	3,761
Ziggo BV 4.875% 1/15/2030 (a)	3,670	3,472
		3,632,053
Energy 11.50%
3R Lux SARL 9.75% 2/5/2031 (a)	7,395	7,617
Aker BP ASA 5.25% 10/30/2035 (a)	5,000	4,887
Antero Midstream Partners, LP 5.375% 6/15/2029 (a)	11,210	11,217
American High-Income Trust — Page 2 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Antero Midstream Partners, LP 6.625% 2/1/2032 (a)	USD920	$953
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	14,635	14,753
Archrock Partners, LP 6.25% 4/1/2028 (a)	5,700	5,738
Archrock Partners, LP 6.625% 9/1/2032 (a)	12,665	13,071
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027 (a)	3,815	4,868
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	54,999	55,357
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	26,720	27,722
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	18,595	19,258
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	27,330	27,056
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	2,775	2,907
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	10,430	11,075
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	49,583	49,898
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	13,877	13,852
California Resources Corp. 8.25% 6/15/2029 (a)	11,585	12,125
Caturus Energy, LLC 8.50% 2/15/2030 (a)	26,770	27,900
Cenovus Energy, Inc. 5.25% 6/15/2037	151	147
Cenovus Energy, Inc. 5.40% 6/15/2047	232	212
Chord Energy Corp. 6.75% 3/15/2033 (a)	31,975	33,087
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	27,605	28,807
Civitas Resources, Inc. 5.00% 10/15/2026 (a)	9,990	9,998
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	20,550	21,200
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	12,674	13,291
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	45,713	47,480
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	7,155	7,730
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	5,725	5,577
CNX Resources Corp. 6.00% 1/15/2029 (a)	34,941	35,221
CNX Resources Corp. 7.375% 1/15/2031 (a)	20,556	21,363
CNX Resources Corp. 7.25% 3/1/2032 (a)	55,640	58,120
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	6,130	6,148
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	21,210	20,645
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)(d)	45,250	47,105
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	26,676	27,603
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	38,135	36,998
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	29,360	27,881
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	12,185	12,111
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	9,480	10,077
DT Midstream, Inc. 4.125% 6/15/2029 (a)	26,600	26,262
DT Midstream, Inc. 4.375% 6/15/2031 (a)	7,216	7,067
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	23,915	23,623
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	19,930	19,326
Energy Transfer, LP 6.00% 2/1/2029 (a)	1,495	1,511
Energy Transfer, LP 7.375% 2/1/2031 (a)	377	392
EQT Corp. 4.50% 1/15/2029	4,985	4,998
EQT Corp. 4.75% 1/15/2031	22,081	22,233
EQT Corp. 3.625% 5/15/2031 (a)	6,490	6,108
Expand Energy Corp. 4.875% 4/15/2022 (c)	28,871	4
Expand Energy Corp. 5.75% 3/15/2023 (c)	1,730 (e)	— (e)
Expand Energy Corp. 5.875% 2/1/2029 (a)	10,785	10,786
Expand Energy Corp. 6.75% 4/15/2029 (a)	2,835	2,852
Expand Energy Corp. 5.375% 3/15/2030	2,690	2,727
Expand Energy Corp. 4.75% 2/1/2032	2,685	2,649
Genesis Energy, LP 7.75% 2/1/2028	8,605	8,646
Genesis Energy, LP 8.25% 1/15/2029	33,204	34,766
Genesis Energy, LP 8.875% 4/15/2030	25,772	27,237
American High-Income Trust — Page 3 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Genesis Energy, LP 7.875% 5/15/2032	USD62,036	$64,712
Global Partners, LP 6.875% 1/15/2029	2,940	2,990
Global Partners, LP 8.25% 1/15/2032 (a)	9,965	10,536
Global Partners, LP 7.125% 7/1/2033 (a)	7,510	7,676
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	9,965	10,303
Harbour Energy PLC 5.50% 10/15/2026 (a)	27,305	27,151
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	28,512	28,955
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	16,494	17,206
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	18,824	19,245
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	11,351	11,404
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	16,230	16,822
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	28,776	28,244
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	11,755	11,947
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	15,629	15,494
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	18,158	17,715
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	12,132	11,580
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	11,385	10,757
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	25,066	25,703
Hilcorp Energy I, LP 7.25% 2/15/2035 (a)	995	946
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	8,525	8,874
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	4,996	5,105
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	4,996	5,139
Matador Resources Co. 6.875% 4/15/2028 (a)	4,985	5,113
Matador Resources Co. 6.50% 4/15/2032 (a)	15,305	15,532
Matador Resources Co. 6.25% 4/15/2033 (a)	28,595	28,742
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(c)	22,796	115
Murphy Oil Corp. 6.375% 7/15/2028	4,667	4,703
Murphy Oil Corp. 6.00% 10/1/2032	12,375	12,371
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	21,405	20,111
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	26,410	27,711
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	6,615	6,422
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	32,616	32,078
Nabors Industries, Ltd. 7.50% 1/15/2028 (a)	1,855	1,856
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	22,215	1,711
NFE Financing, LLC 12.00% 11/15/2029 (a)(c)	429,847	124,656
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	1,180	1,226
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	9,275	9,611
Noble Finance II, LLC 8.00% 4/15/2030 (a)	41,031	42,654
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	16,781	16,963
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	22,495	21,917
NuStar Logistics, LP 6.00% 6/1/2026	6,109	6,143
Occidental Petroleum Corp. 6.60% 3/15/2046	10,377	10,764
Occidental Petroleum Corp. 6.05% 10/1/2054	29,658	28,384
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	1,185	1,205
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	1,370	1,383
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	23,012	24,814
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	17,416	18,217
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	38,926	39,948
Petrobras Global Finance BV 5.125% 9/10/2030	26,755	26,251
Petroleos Mexicanos 8.75% 6/2/2029	13,645	14,637
Petroleos Mexicanos 6.84% 1/23/2030	12,815	13,022
Petroleos Mexicanos 5.95% 1/28/2031	28,010	27,127
Petroleos Mexicanos 6.50% 6/2/2041	189	164
Petroleos Mexicanos 6.375% 1/23/2045	73	59
American High-Income Trust — Page 4 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.75% 9/21/2047	USD645	$531
Petroleos Mexicanos 6.35% 2/12/2048	107	84
Petroleos Mexicanos 7.69% 1/23/2050	9,145	8,202
Petroleos Mexicanos 6.95% 1/28/2060	7,786	6,344
Range Resources Corp. 8.25% 1/15/2029	8,420	8,592
Range Resources Corp. 4.75% 2/15/2030 (a)	9,935	9,812
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	10,201	10,065
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	17,605	18,321
SM Energy Co. 6.50% 7/15/2028	2,900	2,945
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	4,595	4,422
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	42,220	43,807
Sunoco, LP 6.00% 4/15/2027	12,546	12,609
Sunoco, LP 5.875% 7/15/2027 (a)	12,905	12,982
Sunoco, LP 5.875% 3/15/2028	4,195	4,220
Sunoco, LP 7.00% 9/15/2028 (a)	34,855	36,085
Sunoco, LP 7.00% 5/1/2029 (a)	6,560	6,846
Sunoco, LP 4.50% 5/15/2029	36,156	35,523
Sunoco, LP 4.50% 4/30/2030	38,565	37,687
Sunoco, LP 4.625% 5/1/2030 (a)	7,195	6,994
Sunoco, LP 5.625% 3/15/2031 (a)	23,239	23,421
Sunoco, LP 7.25% 5/1/2032 (a)	21,685	22,943
Sunoco, LP 6.625% 8/15/2032 (a)	1,735	1,784
Sunoco, LP 6.25% 7/1/2033 (a)	19,855	20,348
Sunoco, LP 5.875% 3/15/2034 (a)	20,320	20,328
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(f)	38,000	39,066
Superior Plus, LP 4.50% 3/15/2029 (a)	6,460	6,310
Talos Production, Inc. 9.00% 2/1/2029 (a)	17,405	18,134
Talos Production, Inc. 9.375% 2/1/2031 (a)	32,220	33,670
Targa Resources Partners, LP 6.875% 1/15/2029	18,465	18,685
Targa Resources Partners, LP 5.50% 3/1/2030	6,881	6,989
Targa Resources Partners, LP 4.875% 2/1/2031	1,005	1,011
TGS ASA 8.50% 1/15/2030 (a)	17,220	18,045
Tidewater, Inc. 9.125% 7/15/2030 (a)	4,280	4,596
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	5,304	5,457
Transocean International, Ltd. 8.25% 5/15/2029 (a)	6,390	6,444
Transocean International, Ltd. 8.75% 2/15/2030 (a)	12,169	12,721
Transocean International, Ltd. 8.50% 5/15/2031 (a)	14,540	14,412
Transocean International, Ltd. 7.875% 10/15/2032 (a)	11,359	11,917
Transocean International, Ltd. 6.80% 3/15/2038	7,825	6,735
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	22,976	23,481
USA Compression Partners, LP 7.125% 3/15/2029 (a)	9,165	9,491
USA Compression Partners, LP 6.25% 10/1/2033 (a)	26,260	26,587
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	24,990	23,445
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	8,784	8,899
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	54,095	49,263
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	31,320	26,875
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	26,274	26,627
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	8,745	9,069
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	22,486	21,657
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	39,694	39,496
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	27,408	28,332
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(f)	9,965	7,877
American High-Income Trust — Page 5 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	USD23,340	$23,782
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	20,260	21,902
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	51,759	53,040
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	13,910	14,220
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	25,884	28,356
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	45,262	46,383
Vital Energy, Inc. 7.875% 4/15/2032 (a)	8,320	8,203
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	32,525	33,361
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	25,955	26,595
Western Midstream Operating, LP 4.50% 3/1/2028	340	342
Western Midstream Operating, LP 5.25% 2/1/2050	5,480	4,695
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	9,495	9,608
YPF SA 8.75% 9/11/2031	4,900	5,078
YPF SA 8.75% 9/11/2031 (a)	3,985	4,130
		3,066,237
Consumer discretionary 10.34%
Acushnet Co. 5.625% 12/1/2033 (a)	16,510	16,737
Advance Auto Parts, Inc. 5.95% 3/9/2028	28,763	29,417
Advance Auto Parts, Inc. 3.90% 4/15/2030	19,931	18,312
Advance Auto Parts, Inc. 7.00% 8/1/2030 (a)	2,500	2,523
Advance Auto Parts, Inc. 3.50% 3/15/2032	11,081	9,443
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	13,275	13,337
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	12,030	11,873
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	30,300	30,011
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	33,710	35,117
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	14,700	15,501
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	39,212	40,834
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	24,625	24,227
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	12,885	12,529
Bath & Body Works, Inc. 6.875% 11/1/2035	12,495	12,654
Bath & Body Works, Inc. 6.75% 7/1/2036	14,447	14,357
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (a)(b)	13,000	14,360
Boyd Gaming Corp. 4.75% 12/1/2027	8,359	8,353
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	33,758	33,006
Boyne USA, Inc. 4.75% 5/15/2029 (a)	12,240	12,081
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	27,600	26,493
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	36,195	37,503
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	38,627	39,591
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	4,725	4,598
Carnival Corp. 4.00% 8/1/2028 (a)	18,020	17,763
Carnival Corp. 5.125% 5/1/2029 (a)	10,970	11,097
Carnival Corp. 7.00% 8/15/2029 (a)	9,995	10,496
Carnival Corp. 5.75% 8/1/2032 (a)	72,515	74,511
Carnival Corp. 6.125% 2/15/2033 (a)	90,680	93,683
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	44,451	47,688
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	32,570	31,670
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	47,183	44,895
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	26,055	25,415
Flutter Treasury DAC 5.875% 6/4/2031 (a)	33,327	33,808
Flutter Treasury DAC 6.125% 6/4/2031	GBP8,025	10,916
Ford Motor Co. 3.25% 2/12/2032	USD76,335	67,296
Ford Motor Co. 5.291% 12/8/2046	995	828
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,690	1,765
American High-Income Trust — Page 6 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 5.918% 3/20/2028	USD1,663	$1,703
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,290	8,700
Ford Motor Credit Co., LLC 5.80% 3/8/2029	1,760	1,799
Ford Motor Credit Co., LLC 5.113% 5/3/2029	17,525	17,558
Ford Motor Credit Co., LLC 5.875% 11/7/2029	5,475	5,622
Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,060	4,355
Ford Motor Credit Co., LLC 5.73% 9/5/2030	52,597	53,427
Ford Motor Credit Co., LLC 4.00% 11/13/2030	10,945	10,340
Ford Motor Credit Co., LLC 6.05% 3/5/2031	10,485	10,786
Ford Motor Credit Co., LLC 3.625% 6/17/2031	14,715	13,488
Ford Motor Credit Co., LLC 6.532% 3/19/2032	52,150	54,560
Ford Motor Credit Co., LLC 7.122% 11/7/2033	12,225	13,136
Ford Motor Credit Co., LLC 6.125% 3/8/2034	53,995	54,892
Ford Motor Credit Co., LLC 6.50% 2/7/2035	68,595	71,090
Ford Motor Credit Co., LLC 5.869% 10/31/2035	92,555	91,446
Gap, Inc. 3.625% 10/1/2029 (a)	3,215	3,052
Gap, Inc. 3.875% 10/1/2031 (a)	2,143	1,983
General Motors Financial Co., Inc. 5.90% 1/7/2035	12,805	13,358
Genting New York, LLC 7.25% 10/1/2029 (a)	33,690	34,572
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	43,246	43,714
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	8,257	8,289
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	20,395	19,541
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	21,094	21,599
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (a)	7,325	7,379
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	10,840	10,536
International Game Technology PLC 5.25% 1/15/2029 (a)	34,522	34,565
KB Home 6.875% 6/15/2027	3,380	3,452
KB Home 7.25% 7/15/2030	6,745	6,976
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	6,745	6,453
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	73,794	72,755
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	39,995	42,327
Levi Strauss & Co. 3.50% 3/1/2031 (a)	29,220	27,322
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	7,775	7,990
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	6,225	6,507
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	9,970	10,098
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	29,689	28,728
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	15,775	15,894
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	17,070	16,417
Macy’s Retail Holdings, LLC 6.125% 3/15/2032 (a)	1,225	1,241
Marriott Ownership Resorts, Inc. 4.75% 1/15/2028	1,495	1,474
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	7,586	7,253
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (a)	8,910	8,913
MGM Resorts International 5.50% 4/15/2027	5,687	5,740
Newell Brands, Inc. 6.375% 9/15/2027	995	1,004
Newell Brands, Inc. 8.50% 6/1/2028 (a)	15,360	16,126
Newell Brands, Inc. 6.625% 9/15/2029	13,185	13,155
Newell Brands, Inc. 6.375% 5/15/2030	30,105	29,439
Newell Brands, Inc. 6.625% 5/15/2032	51,420	49,956
Newell Brands, Inc. 7.375% 4/1/2036	17,000	15,987
Newell Brands, Inc. 7.50% 4/1/2046	6,995	5,846
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	9,965	9,986
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	40,090	40,125
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	2,670	2,613
Nissan Motor Acceptance Corp. 2.45% 9/15/2028 (a)	10,000	9,299
American High-Income Trust — Page 7 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	USD3,085	$3,045
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	45,195	47,465
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	34,165	36,321
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	102,015	108,495
Party City Holdings, Inc. 0% 10/12/2028 (g)(h)	9,100	— (e)
Party City Holdings, Inc. 0% 10/12/2028 (g)(h)	5,000	— (e)
Party City Holdings, Inc. 0% 8/27/2030 (g)(h)	50,308	1,006
Penske Automotive Group, Inc. 3.75% 6/15/2029	6,305	6,115
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	8,752	9,031
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	15,085	14,948
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	14,175	14,793
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (a)	3,570	3,598
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	15,270	15,552
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (a)	9,965	10,315
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (a)	12,330	12,673
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	4,266	4,286
Sally Holdings, LLC 6.75% 3/1/2032	61,703	64,510
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	20,925	18,612
Sekisui House U.S., Inc. 6.00% 1/15/2043	14,950	14,001
Service Corp. International 4.625% 12/15/2027	9,835	9,835
Service Corp. International 5.125% 6/1/2029	1,815	1,829
Service Corp. International 3.375% 8/15/2030	4,660	4,361
Service Corp. International 4.00% 5/15/2031	10,115	9,675
Service Corp. International 5.75% 10/15/2032	8,380	8,539
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	5,235	5,108
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	33,250	32,663
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	55,244	53,593
Station Casinos, LLC 4.50% 2/15/2028 (a)	1,095	1,087
Station Casinos, LLC 6.625% 3/15/2032 (a)	8,100	8,329
TopBuild Corp. 5.625% 1/31/2034 (a)	22,260	22,530
Travel + Leisure Co. 4.50% 12/1/2029 (a)	24,370	23,870
Travel + Leisure Co. 4.625% 3/1/2030 (a)	4,765	4,667
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	61,425	60,331
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	7,730	7,883
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	13,250	13,758
Valvoline, Inc. 3.625% 6/15/2031 (a)	13,040	11,995
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	570	604
Wayfair, Inc. 6.75% 11/15/2032 (a)	2,990	3,077
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	11,785	11,674
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	23,230	23,382
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	10,361	11,218
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	16,740	17,127
ZF North America Capital, Inc. 7.50% 3/24/2031 (a)	17,640	17,842
		2,758,997
Financials 10.02%
AG Issuer, LLC 6.25% 3/1/2028 (a)	37,171	37,462
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	7,890	7,875
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (a)	34,480	34,843
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	12,185	12,449
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	39,170	39,341
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	14,370	14,918
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	29,207	30,140
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	57,085	59,261
American High-Income Trust — Page 8 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	USD7,810	$8,037
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	34,643	34,097
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	24,835	26,054
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	47,313	49,365
Aretec Group, Inc. 7.50% 4/1/2029 (a)	68,215	68,837
Aretec Group, Inc. 10.00% 8/15/2030 (a)	16,585	17,918
Asurion, LLC 8.00% 12/31/2032 (a)	18,225	18,920
Blackstone Private Credit Fund 5.95% 7/16/2029	7,581	7,738
Blackstone Private Credit Fund 6.00% 11/22/2034	19,250	19,450
Block, Inc. 2.75% 6/1/2026	32,534	32,357
Block, Inc. 5.625% 8/15/2030 (a)	29,240	29,850
Block, Inc. 3.50% 6/1/2031	75,205	70,741
Block, Inc. 6.50% 5/15/2032	41,135	42,802
Block, Inc. 6.00% 8/15/2033 (a)	19,675	20,210
Blue Owl Capital Corp. 3.40% 7/15/2026	5,665	5,627
Blue Owl Capital Corp. 2.625% 1/15/2027	400	391
Blue Owl Capital Corp. 3.125% 4/13/2027	11,310	11,050
Blue Owl Capital Corp. 2.875% 6/11/2028	1,745	1,649
Blue Owl Credit Income Corp. 4.70% 2/8/2027	25,715	25,628
Blue Owl Credit Income Corp. 6.65% 3/15/2031	8,285	8,544
Boost Newco Borrower, LLC 7.50% 1/15/2031 (a)	40,795	43,380
Brown & Brown, Inc. 5.25% 6/23/2032	389	399
Brown & Brown, Inc. 5.55% 6/23/2035	584	599
Brown & Brown, Inc. 6.25% 6/23/2055	693	722
Cipher Compute, LLC 7.125% 11/15/2030 (a)	12,030	12,267
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	108,126	103,090
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	65,889	58,798
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	90,497	84,016
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	19,956	17,990
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (a)	18,500	18,521
FS KKR Capital Corp. 6.125% 1/15/2031	13,530	13,212
Hightower Holding, LLC 6.75% 4/15/2029 (a)	22,665	22,599
Hightower Holding, LLC 9.125% 1/31/2030 (a)	4,385	4,667
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	11,145	11,484
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (a)	4,935	5,098
HUB International, Ltd. 5.625% 12/1/2029 (a)	7,710	7,714
HUB International, Ltd. 7.25% 6/15/2030 (a)	21,379	22,458
HUB International, Ltd. 7.375% 1/31/2032 (a)	24,560	25,792
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	97,244	98,616
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	70,091	71,051
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	37,809	37,392
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	62,059	58,963
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	36,010	34,399
Jane Street Group, LLC 7.125% 4/30/2031 (a)	3,387	3,561
Jane Street Group, LLC 6.75% 5/1/2033 (a)	46,120	48,170
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	2,990	3,147
LPL Holdings, Inc. 4.625% 11/15/2027 (a)	8,055	8,056
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	6,585	6,478
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	12,655	12,329
MSCI, Inc. 3.875% 2/15/2031 (a)	20,221	19,432
MSCI, Inc. 3.625% 11/1/2031 (a)	4,985	4,683
Navient Corp. 6.75% 6/15/2026	9,070	9,198
Navient Corp. 5.00% 3/15/2027	39,142	39,253
Navient Corp. 4.875% 3/15/2028	10,535	10,425
American High-Income Trust — Page 9 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 5.50% 3/15/2029	USD106,120	$105,423
Navient Corp. 9.375% 7/25/2030	45,864	51,009
Navient Corp. 11.50% 3/15/2031	51,155	57,335
Navient Corp. 7.875% 6/15/2032	60,664	63,542
Navient Corp. 5.625% 8/1/2033	56,426	51,639
OneMain Finance Corp. 7.125% 3/15/2026	6,291	6,357
OneMain Finance Corp. 3.875% 9/15/2028	11,080	10,806
OneMain Finance Corp. 6.625% 5/15/2029	21,925	22,736
OneMain Finance Corp. 5.375% 11/15/2029	27,530	27,563
OneMain Finance Corp. 7.875% 3/15/2030	19,940	21,096
OneMain Finance Corp. 6.125% 5/15/2030	54,401	55,594
OneMain Finance Corp. 4.00% 9/15/2030	5,980	5,628
OneMain Finance Corp. 7.50% 5/15/2031	3,100	3,264
OneMain Finance Corp. 7.125% 11/15/2031	34,694	36,241
OneMain Finance Corp. 7.125% 9/15/2032	29,541	30,728
OneMain Finance Corp. 6.50% 3/15/2033	22,579	22,853
OneMain Finance Corp. 6.75% 9/15/2033	17,775	18,022
Osaic Financial Services, Inc. 6.50% 11/30/2027	231	5,432
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	18,655	19,498
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	46,302	48,408
Oxford Finance, LLC 6.375% 2/1/2027 (a)	31,765	31,880
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	20,580	21,339
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	9,845	10,312
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	12,680	13,246
Planet Financial Group, LLC 10.50% 12/15/2029 (a)	1,280	1,348
Rocket Companies, Inc. 7.125% 2/1/2032 (a)	8,285	8,720
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)	9,375	9,245
Rocket Mortgage, LLC 3.625% 3/1/2029 (a)	6,580	6,360
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	14,300	14,052
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	20,216	20,669
SLM Corp. 6.50% 1/31/2030	16,455	17,057
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	18,105	18,004
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	25,560	25,843
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	12,235	12,937
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	9,765	10,220
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	9,455	9,864
USI, Inc. 7.50% 1/15/2032 (a)	6,920	7,261
Voyager Parent, LLC 9.25% 7/1/2032 (a)	99,346	105,479
WEX, Inc. 6.50% 3/15/2033 (a)	12,980	13,340
		2,673,863
Materials 7.39%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	19,026	20,143
AmeriTex HoldCo Intermediate, LLC, 7.625% 8/15/2033 (a)	12,240	12,923
ArcelorMittal SA 4.25% 7/16/2029	935	937
ArcelorMittal SA 7.00% 10/15/2039	10,069	11,379
ArcelorMittal SA 6.75% 3/1/2041	16,813	18,437
ARD Finance SA 7.25% PIK 6/30/2027 (a)(b)	9,802	123
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	30,000	28,267
Avient Corp. 7.125% 8/1/2030 (a)	6,725	6,949
Avient Corp. 6.25% 11/1/2031 (a)	5,475	5,631
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	5,995	6,330
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	6,495	6,506
Ball Corp. 6.00% 6/15/2029	12,645	13,013
American High-Income Trust — Page 10 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Ball Corp. 2.875% 8/15/2030	USD3,240	$2,998
Ball Corp. 3.125% 9/15/2031	26,190	24,154
Ball Corp. 5.50% 9/15/2033	43,846	44,733
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)	47,982	45,951
Capstone Copper Corp. 6.75% 3/31/2033 (a)	5,755	5,977
Celanese US Holdings, LLC 6.665% 7/15/2027	1,115	1,150
Celanese US Holdings, LLC 6.50% 4/15/2030	10,455	10,516
Celanese US Holdings, LLC 7.05% 11/15/2030	6,405	6,754
Celanese US Holdings, LLC 7.00% 2/15/2031	17,475	17,902
Celanese US Holdings, LLC 6.75% 4/15/2033	41,500	41,320
Celanese US Holdings, LLC 7.20% 11/15/2033	1,685	1,782
Celanese US Holdings, LLC 7.375% 2/15/2034	15,080	15,331
Century Aluminum Co. 6.875% 8/1/2032 (a)	9,865	10,176
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	48,804	48,099
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	57,947	60,056
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	29,584	30,461
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	42,124	40,579
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	51,879	54,767
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	34,563	35,470
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	10,119	10,533
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	39,120	40,911
Commercial Metals Co. 5.75% 11/15/2033 (a)	14,149	14,476
Commercial Metals Co. 6.00% 12/15/2035 (a)	29,795	30,562
Consolidated Energy Finance SA 6.50% 5/15/2026 (a)	2,500	2,425
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	20,975	13,660
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	70,310	49,797
CSN Inova Ventures 6.75% 1/28/2028 (i)	500	464
CSN Islands XI Corp. 6.75% 1/28/2028 (a)	4,820	4,472
CSN Resources SA 5.875% 4/8/2032	500	394
CVR Partners, LP 6.125% 6/15/2028 (a)	10,350	10,413
Element Solutions, Inc. 3.875% 9/1/2028 (a)	8,270	8,089
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	104,040	109,686
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	12,730	13,393
Freeport-McMoRan, Inc. 4.25% 3/1/2030	200	199
Freeport-McMoRan, Inc. 5.45% 3/15/2043	7,065	6,845
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(f)	134,555	76,696
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	233,603	210,243
FXI Holdings, Inc. 11.00% 11/15/2030 (a)(g)	19,000	18,620
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)	10,700	10,158
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)	14,980	15,278
INEOS Finance PLC 6.75% 5/15/2028 (a)	10,200	9,070
INEOS Finance PLC 7.50% 4/15/2029 (a)	6,210	5,400
James Hardie International Finance Designated Activity Co. 5.00% 1/15/2028 (a)	2,000	2,002
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	12,475	12,750
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	19,715	20,249
LSB Industries, Inc. 6.25% 10/15/2028 (a)	2,076	2,080
LYB International Finance III, LLC 5.125% 1/15/2031	406	408
Magnera Corp. 4.75% 11/15/2029 (a)	9,965	9,225
Methanex Corp. 5.125% 10/15/2027	52,030	52,357
Methanex Corp. 5.25% 12/15/2029	23,463	23,693
Methanex Corp. 5.65% 12/1/2044	7,795	6,988
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	30,140	31,053
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	49,883	51,032
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	44,371	46,607
American High-Income Trust — Page 11 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	USD16,373	$17,042
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	24,317	24,547
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	5,010	5,244
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	11,287	11,047
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	30,455	32,557
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	16,115	17,217
Novelis Corp. 3.875% 8/15/2031 (a)	7,320	6,678
Olin Corp. 6.625% 4/1/2033 (a)	1,805	1,794
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	13,470	14,029
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	26,221	27,400
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(b)(f)	36,261	36,774
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (b)(f)	16,747	16,984
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	57,498	57,719
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	16,890	16,977
Sealed Air Corp. 4.00% 12/1/2027 (a)	7,534	7,501
Sealed Air Corp. 6.125% 2/1/2028 (a)	14,110	14,352
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	22,684	22,898
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (a)	8,290	8,615
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	9,465	9,710
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	15,408	16,529
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	18,680	20,285
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(f)	1,310	1,312
Veritiv Operating Co. 10.50% 11/30/2030 (a)	17,535	18,876
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	13,875	14,210
Westlake Corp. 5.55% 11/15/2035	1,348	1,348
Westlake Corp. 6.375% 11/15/2055	985	970
		1,971,657
Health care 7.16%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	94,110	97,947
AdaptHealth, LLC 6.125% 8/1/2028 (a)	4,705	4,759
AdaptHealth, LLC 4.625% 8/1/2029 (a)	23,390	22,764
AdaptHealth, LLC 5.125% 3/1/2030 (a)	31,210	30,591
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	12,255	12,960
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	22,295	22,247
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	46,870	46,652
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	12,329	11,845
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	5,050	5,277
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	46,202	45,782
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	5,310	4,651
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	5,832	5,224
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	5,261	5,454
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	7,780	5,482
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	31,758	20,830
Centene Corp. 4.25% 12/15/2027	1,805	1,796
Centene Corp. 4.625% 12/15/2029	14,668	14,237
Centene Corp. 2.50% 3/1/2031	20,256	17,504
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	4,833	4,793
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	19,780	19,851
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	49,116	46,218
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	21,425	19,102
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	10,602	11,585
DaVita, Inc. 4.625% 6/1/2030 (a)	31,576	30,726
American High-Income Trust — Page 12 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
DaVita, Inc. 3.75% 2/15/2031 (a)	USD29,030	$26,878
DaVita, Inc. 6.875% 9/1/2032 (a)	54,285	56,541
DaVita, Inc. 6.75% 7/15/2033 (a)	49,696	51,568
Encompass Health Corp. 4.50% 2/1/2028	7,029	7,022
Encompass Health Corp. 4.75% 2/1/2030	3,826	3,816
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	54,490	57,661
Fortrea Holdings, Inc. 7.50% 7/1/2030 (a)	673	689
Grifols SA 4.75% 10/15/2028 (a)	39,315	38,857
Grifols SA 7.50% 5/1/2030	EUR5,000	6,188
HCA, Inc. 7.50% 11/15/2095	USD3,985	4,336
Insulet Corp. 6.50% 4/1/2033 (a)	279	292
IQVIA, Inc. 5.00% 10/15/2026 (a)	18,749	18,748
IQVIA, Inc. 5.00% 5/15/2027 (a)	4,000	4,002
IQVIA, Inc. 6.50% 5/15/2030 (a)	19,500	20,245
IQVIA, Inc. 6.25% 6/1/2032 (a)	36,230	37,903
Jazz Securities DAC 4.375% 1/15/2029 (a)	16,210	15,999
Medline Borrower, LP 3.875% 4/1/2029 (a)	29,885	29,198
Medline Borrower, LP 6.25% 4/1/2029 (a)	51,473	53,275
Medline Borrower, LP 5.25% 10/1/2029 (a)	30,244	30,425
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	24,760	24,368
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	45,714	42,461
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	24,310	24,997
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	78,050	71,034
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	31,534	32,175
Organon & Co. 4.125% 4/30/2028 (a)	2,510	2,456
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	62,954	42,783
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	130,719	83,536
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	9,705	9,460
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(b)	53,082	51,157
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	73,830	77,218
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	14,630	15,363
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	20,895	21,161
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	6,475	6,565
Tenet Healthcare Corp. 5.125% 11/1/2027	8,670	8,719
Tenet Healthcare Corp. 4.625% 6/15/2028	12,640	12,710
Tenet Healthcare Corp. 6.125% 10/1/2028	6,222	6,254
Tenet Healthcare Corp. 4.25% 6/1/2029	39,224	38,672
Tenet Healthcare Corp. 4.375% 1/15/2030	15,695	15,413
Tenet Healthcare Corp. 6.75% 5/15/2031	32,216	33,538
Tenet Healthcare Corp. 6.875% 11/15/2031	1,995	2,189
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,843	5,789
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	8,410	8,442
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,200	29,288
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	149,930	151,746
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	15,340	16,894
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	26,532	30,583
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	29,765	31,261
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	34,967	26,489
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	14,990	15,562
		1,910,203
American High-Income Trust — Page 13 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate 6.19%	Principal amount (000)	Value (000)
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	USD22,630	$21,996
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	20,935	19,640
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)	3,690	3,689
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	15,547	15,468
Forestar Group, Inc. 5.00% 3/1/2028 (a)	2,895	2,904
Forestar Group, Inc. 6.50% 3/15/2033 (a)	46,870	47,839
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	33,782	33,934
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	58,588	56,983
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	102,232	97,416
Hudson Pacific Properties, LP 5.95% 2/15/2028	3,985	3,930
Hudson Pacific Properties, LP 3.25% 1/15/2030	10,830	9,166
Iron Mountain, Inc. 4.875% 9/15/2027 (a)	15,780	15,772
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	26,992	27,150
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	9,222	9,230
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	4,235	4,353
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	67,590	66,825
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	45,876	43,764
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	5,250	5,172
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	9,510	9,596
Kennedy-Wilson, Inc. 4.75% 3/1/2029	43,910	42,860
Kennedy-Wilson, Inc. 4.75% 2/1/2030	60,620	57,186
Kennedy-Wilson, Inc. 5.00% 3/1/2031	51,241	48,232
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (a)	19,341	19,225
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	15,208	15,051
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,705	1,746
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	4,205	4,461
MPT Operating Partnership, LP 5.00% 10/15/2027	227,528	220,527
MPT Operating Partnership, LP 4.625% 8/1/2029	10,320	8,654
MPT Operating Partnership, LP 3.50% 3/15/2031	28,733	20,915
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	124,603	133,160
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	9,170	9,183
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	16,390	16,017
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	17,385	17,908
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	15,795	16,225
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	1,075	1,072
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	6,595	6,261
SBA Communications Corp. 3.125% 2/1/2029	4,564	4,370
Service Properties Trust 4.95% 2/15/2027	13,009	13,075
Service Properties Trust 0% 9/30/2027 (a)	29,515	26,708
Service Properties Trust 5.50% 12/15/2027	15,650	15,465
Service Properties Trust 3.95% 1/15/2028	68,590	64,802
Service Properties Trust 8.375% 6/15/2029	68,821	69,248
Service Properties Trust 4.95% 10/1/2029	105,888	92,372
Service Properties Trust 4.375% 2/15/2030	89,247	75,696
Service Properties Trust 8.625% 11/15/2031 (a)	97,655	102,777
Service Properties Trust 8.875% 6/15/2032	38,216	37,731
Trust 2401 7.70% 1/23/2032 (a)	3,318	3,674
Trust Fibra Uno 7.70% 1/23/2032 (a)	6,607	7,245
VICI Properties, LP 3.875% 2/15/2029 (a)	5,335	5,238
VICI Properties, LP 4.125% 8/15/2030 (a)	250	242
		1,652,153
American High-Income Trust — Page 14 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology 6.18%	Principal amount (000)	Value (000)
Amphenol Corp. 4.125% 11/15/2030	USD2,990	$2,975
ams-OSRAM AG 12.25% 3/30/2029 (a)	73,700	78,651
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	947	930
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (a)	755	738
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	59,945	60,769
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	115,253	120,117
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	51,245	53,581
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	49,038	48,630
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	36,415	36,358
CommScope, LLC 8.25% 3/1/2027 (a)	27,834	28,070
CommScope, LLC 7.125% 7/1/2028 (a)	24,133	24,279
CommScope, LLC 4.75% 9/1/2029 (a)	755	754
CommScope, LLC 9.50% 12/15/2031 (a)	12,655	12,793
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)(d)	134,700	143,680
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	9,520	9,731
Fair Isaac Corp. 4.00% 6/15/2028 (a)	56,330	55,766
Fair Isaac Corp. 6.00% 5/15/2033 (a)	75,596	77,889
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)	9,840	10,280
Gartner, Inc. 4.50% 7/1/2028 (a)	14,025	13,983
Gen Digital, Inc. 6.25% 4/1/2033 (a)	17,290	17,903
Hughes Satellite Systems Corp. 5.25% 8/1/2026	131,087	125,364
Hughes Satellite Systems Corp. 6.625% 8/1/2026	143,192	130,912
Imola Merger Corp. 4.75% 5/15/2029 (a)	4,985	4,924
Intel Corp. 3.05% 8/12/2051	3,825	2,354
Intel Corp. 5.60% 2/21/2054	6,376	5,890
McAfee Corp. 7.375% 2/15/2030 (a)	5,980	5,221
NCR Atleos Corp. 9.50% 4/1/2029 (a)	44,275	48,081
NCR Voyix Corp. 5.125% 4/15/2029 (a)	6,820	6,793
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (a)	17,460	15,245
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	1,995	2,042
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	2,990	3,103
Shift4 Payments, LLC 6.75% 8/15/2032 (a)	32,780	33,865
Synaptics, Inc. 4.00% 6/15/2029 (a)	5,205	5,044
UKG, Inc. 6.875% 2/1/2031 (a)	33,135	34,089
Unisys Corp. 10.625% 1/15/2031 (a)	47,808	49,014
Viasat, Inc. 5.625% 4/15/2027 (a)	135,907	136,218
Viasat, Inc. 6.50% 7/15/2028 (a)	29,091	28,315
Viasat, Inc. 7.50% 5/30/2031 (a)	58,679	55,865
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	3,735	3,579
VoltaGrid, LLC 7.375% 11/1/2030 (a)	10,189	10,100
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	54,735	59,661
WULF Compute, LLC 7.75% 10/15/2030 (a)	60,950	62,840
X.AI Corp. 12.50% 6/30/2030	16,765	17,887
Ziff Davis, Inc. 4.625% 10/15/2030 (a)	3,179	3,032
		1,647,315
Industrials 5.91%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	5,681	5,882
ADT Security Corp. 4.125% 8/1/2029 (a)	4,800	4,692
AECOM 6.00% 8/1/2033 (a)	1,155	1,184
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	15,525	16,266
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	25,415	23,949
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	8,005	8,126
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	25,810	27,221
American High-Income Trust — Page 15 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
American Airlines, Inc. 8.50% 5/15/2029 (a)	USD6,170	$6,457
Aramark Services, Inc. 5.00% 2/1/2028 (a)	18,630	18,643
ATI, Inc. 4.875% 10/1/2029	13,670	13,688
ATI, Inc. 7.25% 8/15/2030	9,395	9,931
ATI, Inc. 5.125% 10/1/2031	20,865	20,899
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	15,442	15,531
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	995	974
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	16,440	16,053
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	6,441	6,682
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	3,730	3,836
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	1,529	1,537
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	29,265	30,285
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	28,821	30,103
Brink’s Co. (The) 4.625% 10/15/2027 (a)	10,336	10,342
Brink’s Co. (The) 6.50% 6/15/2029 (a)	3,855	3,994
Brink’s Co. (The) 6.75% 6/15/2032 (a)	4,060	4,250
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	8,205	8,111
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	3,460	3,374
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	13,310	13,536
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	16,420	15,952
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	14,831	14,036
Clean Harbors, Inc. 5.125% 7/15/2029 (a)	5,280	5,289
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	9,032	9,312
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	33,900	34,843
CoreLogic, Inc. 4.50% 5/1/2028 (a)	70,607	69,505
Enviri Corp. 5.75% 7/31/2027 (a)	14,950	14,969
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	85,700	89,165
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	17,158	18,145
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	6,182	6,513
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (a)	27,732	27,816
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	1,095	1,169
Garda World Security Corp. 6.50% 1/15/2031 (a)	22,225	22,756
Garda World Security Corp. 8.375% 11/15/2032 (a)	32,006	32,649
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	10,555	10,996
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	21,765	22,919
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	775	787
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	39,165	41,553
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	810	821
Hertz Corp. (The) 4.625% 12/1/2026 (a)	6,503	6,234
Icahn Enterprises, LP 6.25% 5/15/2026	6,042	6,055
Icahn Enterprises, LP 5.25% 5/15/2027	86,318	85,196
Icahn Enterprises, LP 9.75% 1/15/2029	15,427	15,399
Icahn Enterprises, LP 4.375% 2/1/2029	20,789	18,014
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	2,035	2,036
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	6,764	6,939
Moog, Inc. 4.25% 12/9/2027 (a)	8,435	8,360
Mueller Water Products, Inc. 4.00% 6/15/2029 (a)	5,095	4,979
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	24,915	24,563
OneSky Flight, LLC 8.875% 12/15/2029 (a)	8,690	9,306
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	11,460	11,510
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	36,235	37,874
RB Global Holdings, Inc. 6.75% 3/15/2028 (a)	1,299	1,330
RB Global Holdings, Inc. 7.75% 3/15/2031 (a)	9,008	9,429
Reworld Holding Corp. 4.875% 12/1/2029 (a)	32,627	31,390
American High-Income Trust — Page 16 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	USD27,180	$22,568
Science Applications International Corp. 5.875% 11/1/2033 (a)	12,745	12,929
Sensata Technologies BV 4.00% 4/15/2029 (a)	3,225	3,160
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	15,175	14,250
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	8,970	9,026
Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,017	1,019
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	9,965	10,266
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	37,550	38,380
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)	3,000	3,011
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(g)	3,141	3,141
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027 (a)	13,400	13,411
TransDigm, Inc. 6.75% 8/15/2028 (a)	8,915	9,083
TransDigm, Inc. 4.625% 1/15/2029	13,555	13,477
TransDigm, Inc. 6.375% 3/1/2029 (a)	22,955	23,702
TransDigm, Inc. 6.875% 12/15/2030 (a)	7,290	7,633
TransDigm, Inc. 6.625% 3/1/2032 (a)	39,541	41,189
TransDigm, Inc. 6.00% 1/15/2033 (a)	22,620	23,169
TransDigm, Inc. 6.375% 5/31/2033 (a)	44,855	46,057
TransDigm, Inc. 6.25% 1/31/2034 (a)	27,845	28,909
TransDigm, Inc. 6.75% 1/31/2034 (a)	92,420	96,331
Uber Technologies, Inc. 4.50% 8/15/2029 (a)	7,025	7,039
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	1,754	1,803
United Rentals (North America), Inc. 5.25% 1/15/2030	5,464	5,543
United Rentals (North America), Inc. 3.875% 2/15/2031	14,095	13,455
United Rentals (North America), Inc. 3.75% 1/15/2032	11,050	10,398
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	6,815	7,108
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	5,485	5,660
WESCO Distribution, Inc. 7.25% 6/15/2028 (a)	4,960	5,035
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	30,010	31,373
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	7,795	8,144
XPO, Inc. 6.25% 6/1/2028 (a)	17,127	17,495
XPO, Inc. 7.125% 6/1/2031 (a)	10,792	11,297
XPO, Inc. 7.125% 2/1/2032 (a)	8,635	9,114
		1,577,530
Consumer staples 3.45%
Albertsons Cos., Inc. 4.625% 1/15/2027 (a)	7,191	7,191
Albertsons Cos., Inc. 5.875% 2/15/2028 (a)	9,965	10,037
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	41,433	39,846
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	37,231	36,967
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	15,350	15,531
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	13,600	13,672
Amer Sports Co. 6.75% 2/16/2031 (a)	16,892	17,724
B&G Foods, Inc. 5.25% 9/15/2027	52,002	50,971
B&G Foods, Inc. 8.00% 9/15/2028 (a)	94,744	93,334
Central Garden & Pet Co. 4.125% 10/15/2030	19,141	18,372
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	46,338	43,889
Coty, Inc. 4.75% 1/15/2029 (a)	35,665	35,183
Coty, Inc. 6.625% 7/15/2030 (a)	12,580	12,937
Coty, Inc. 5.60% 1/15/2031 (a)	2,258	2,281
Darling Ingredients, Inc. 5.25% 4/15/2027 (a)	6,411	6,428
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	24,000	24,406
Energizer Holdings, Inc. 4.375% 3/31/2029 (a)	4,865	4,654
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	17,471	18,300
American High-Income Trust — Page 17 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	USD17,390	$18,268
H.J. Heinz Co. 3.00% 6/1/2026	6,340	6,313
H.J. Heinz Co. 3.875% 5/15/2027	5,525	5,513
H.J. Heinz Co. 4.375% 6/1/2046	5	4
H.J. Heinz Co. 4.875% 10/1/2049	9,940	8,559
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	5,050	4,796
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	1,815	1,817
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	43,145	41,774
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	25,428	24,249
Mars, Inc. 4.60% 3/1/2028 (a)	3,595	3,645
Opal Bidco SAS 6.50% 3/31/2032 (a)	14,905	15,276
Performance Food Group, Inc. 5.50% 10/15/2027 (a)	16,150	16,184
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	7,760	7,616
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	17,560	18,125
Philip Morris International, Inc. 3.875% 10/27/2028	4,985	4,980
Philip Morris International, Inc. 4.00% 10/29/2030	3,006	2,983
Post Holdings, Inc. 4.625% 4/15/2030 (a)	49,540	48,281
Post Holdings, Inc. 4.50% 9/15/2031 (a)	23,420	22,224
Post Holdings, Inc. 6.25% 2/15/2032 (a)	52,677	54,190
Post Holdings, Inc. 6.375% 3/1/2033 (a)	9,965	10,074
Post Holdings, Inc. 6.50% 3/15/2036 (a)	28,330	28,392
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	21,568	21,624
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	14,390	13,491
TreeHouse Foods, Inc. 4.00% 9/1/2028	47,115	46,997
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	23,515	23,650
US Foods, Inc. 4.625% 6/1/2030 (a)	8,295	8,193
US Foods, Inc. 5.75% 4/15/2033 (a)	11,410	11,633
		920,574
Utilities 1.50%
AmeriGas Partners, LP 5.75% 5/20/2027	5,858	5,895
Calpine Corp. 4.50% 2/15/2028 (a)	3,985	3,989
Calpine Corp. 5.125% 3/15/2028 (a)	10,897	10,914
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (f)	11,385	11,713
Edison International 6.95% 11/15/2029	2,510	2,675
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (f)	1,085	1,140
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (f)	18,160	18,319
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (f)	8,420	8,767
FirstEnergy Corp. 2.25% 9/1/2030	14,950	13,546
FirstEnergy Corp. 4.85% 7/15/2047	3,985	3,512
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	17,170	17,780
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	50,369	53,657
Pacific Gas and Electric Co. 5.45% 6/15/2027	5,650	5,748
Pacific Gas and Electric Co. 4.55% 7/1/2030	4,155	4,139
Pacific Gas and Electric Co. 5.05% 10/15/2032	2,990	3,008
Pacific Gas and Electric Co. 3.30% 8/1/2040	5,520	4,193
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,680	4,807
Pacific Gas and Electric Co. 3.50% 8/1/2050	26,265	17,745
Pacific Gas and Electric Co. 6.15% 3/1/2055	995	989
Pacific Gas and Electric Co. 6.10% 10/15/2055	4,985	4,898
PG&E Corp. 5.00% 7/1/2028	40,854	40,866
American High-Income Trust — Page 18 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PG&E Corp. 5.25% 7/1/2030	USD67,755	$67,316
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (f)	26,871	28,002
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	47,136	49,928
Vistra Operations Co., LLC 5.00% 7/31/2027 (a)	1,765	1,775
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	4,510	4,456
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	9,615	10,109
		399,886
Municipals 0.05%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	13,361	13,234
Total corporate bonds and notes		22,223,702
Loans 3.78% Information technology 0.88%
CommScope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (j)(k)	16,483	16,539
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 11/22/2032 (j)(k)	3,214	3,240
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (i)(j)(k)	20,432	20,586
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (j)(k)	72,930	71,504
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 10.723% 9/15/2033 (j)(k)	1,993	1,958
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (j)(k)	14,712	14,740
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (j)(k)	21,351	20,924
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (j)(k)	62,473	62,390
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (j)(k)	23,398	23,350
		235,231
Communication services 0.61%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (j)(k)	38,693	38,697
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.75% 4/15/2027 (j)(k)	8,033	7,033
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(j)	522	204
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 9.102% 8/2/2027 (j)(k)	1,309	1,313
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.987% 12/1/2028 (j)(k)	8,606	8,628
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (j)(k)	595	596
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/5/2028 (b)(g)(j)	21,433	21,433
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.672% 2/1/2029 (j)(k)	11,600	9,198
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (j)(k)	30,359	30,416
X Corp., Term Loan B3, 9.50% 10/26/2029 (j)	8,969	8,954
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (j)(k)	36,580	36,003
		162,475
Financials 0.59%
Alera Group Intermediate Holdings, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 6.966% 5/30/2032 (j)(k)	15,234	15,330
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.216% 5/30/2033 (j)(k)	30,780	31,424
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (j)(k)	64,154	65,143
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.227% 8/26/2032 (j)(k)	23,017	23,334
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.12% 6/20/2030 (j)(k)	6,153	6,193
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.595% 7/30/2032 (j)(k)	17,270	17,367
		158,791
American High-Income Trust — Page 19 of 28

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Industrials 0.55%	Principal amount (000)	Value (000)
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.331% 6/4/2029 (j)(k)	USD9,044	$9,180
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (j)(k)	141,630	131,745
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.00%) 5.716% 4/30/2032 (j)(k)	4,517	4,539
		145,464
Consumer discretionary 0.39%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35% 3/11/2030 (d)(g)(j)(k)	13,567	13,567
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.573% Cash 3/11/2030 (b)(d)(g)(j)(k)	12,811	12,811
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.25%) 6.12% 10/16/2031 (j)(k)	14,225	14,327
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (j)(k)	5,625	5,649
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (j)(k)	1,665	1,671
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (b)(g)(j)	3,344	64
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (b)(c)(g)(j)	1,801	34
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.934% 4/4/2029 (j)(k)	39,063	38,433
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 7/1/2032 (j)(k)	18,455	18,487
		105,043
Consumer staples 0.34%
B&G Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.216% 10/10/2029 (j)(k)	4,721	4,591
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.466% 2/12/2031 (j)(k)	11,836	11,847
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.466% 5/1/2031 (j)(k)	72,529	73,096
		89,534
Health care 0.30%
Bausch + Lomb Corp., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.966% 1/15/2031 (j)(k)	9,001	9,055
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (j)(k)	39,889	39,639
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 7/1/2030 (j)(k)	122	118
Medline Borrower, LP, Term Loan B, (1-month USD CME Term SOFR +1.75%) 5.466% 10/23/2028 (j)(k)	695	698
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.566% 3/29/2029 (j)(k)	17,189	16,631
Star Parent, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.672% 9/27/2030 (j)(k)	7,417	7,433
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.34% 6/30/2028 (j)(k)	6,445	6,474
		80,048
Materials 0.05%
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (b)(c)(g)(j)(k)	11,752	3,723
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (b)(c)(g)(j)(k)	11,816	3,743
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (b)(c)(g)(j)(k)	19,449	6,162
		13,628
Utilities 0.04%
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.466% 3/28/2031 (j)(k)	6,017	6,030
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.353% 5/17/2030 (j)(k)	5,814	5,845
		11,875
Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (j)(k)	4,743	4,316
American High-Income Trust — Page 20 of 28

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Energy 0.01%	Principal amount (000)	Value (000)
Lealand Finance Co. BV, Term Loan, (3-month USD CME Term SOFR + 1.11448%) 3.00% PIK and 5.03% Cash 12/30/2027 (b)(j)(k)	USD42	$33
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 0% 10/30/2028 (j)(k)	6,112	2,608
		2,641
Total loans		1,009,046
Mortgage-backed obligations 0.05% Collateralized mortgage-backed obligations 0.05%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(g)	12,498	12,498
Municipals 0.04% Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (k)	7,303	4,683
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	8,039	5,266
		9,949
Total municipals		9,949
Total bonds, notes & other debt instruments (cost: $23,448,657,000)		23,255,195
Convertible bonds & notes 0.22% Communication services 0.22%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (b)	17,388	58,119
Total convertible bonds & notes (cost: $18,508,000)		58,119
Common stocks 3.85% Information technology 1.47%	Shares
Diebold Nixdorf, Inc. (d)(h)	5,780,104	392,411
Health care 0.72%
Rotech Healthcare, Inc. (d)(g)(h)(i)	1,916,276	131,265
Mallinckrodt PLC (h)	577,925	51,695
Par Health, Inc. (a)(h)	577,925	5,418
Endo, LP, Class A1 (a)(h)	3,784,392	2,649
		191,027
Energy 0.68%
Constellation Oil Services Holding SA (NDR) (d)(h)	9,191,672	108,544
Ascent CNR Corp., Class A (g)(i)	905,325	40,061
Weatherford International	198,384	15,525
Mesquite Energy, Inc. (g)(h)	109,992	7,015
Altera Infrastructure, LP (g)	123,978	5,032
New Fortress Energy, Inc., Class A (h)	2,594,469	2,958
Mcdermott International, Ltd. (h)	107,613	2,244
McDermott International, Ltd. (h)(i)	13,965	291
		181,670
Utilities 0.61%
Talen Energy Corp. (h)	438,125	164,227
American High-Income Trust — Page 21 of 28

unaudited
Common stocks (continued) Consumer discretionary 0.32%	Shares	Value (000)
Aimbridge Topco, LLC (d)(g)(h)	1,145,929	$84,742
NMG Parent, LLC (g)(h)	160,737	— (e)
		84,742
Communication services 0.05%
Frontier Communications Parent, Inc. (h)	249,130	9,484
Clear Channel Outdoor Holdings, Inc. (h)	887,768	1,962
iHeartMedia, Inc., Class A (h)	309,516	1,288
Cumulus Media, Inc., Class A (h)	559,876	44
		12,778
Materials 0.00%
Venator Materials PLC (g)(h)(l)	68,896	— (e)
Total common stocks (cost: $781,499,000)		1,026,855
Preferred securities 0.23% Financials 0.14%
AH Parent, Inc., Class A, 26.27% Cash perpetual cumulative preferred shares (b)(g)(i)	36,740	38,111
Industrials 0.09%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(g)(h)	13,566	22,736
Total preferred securities (cost: $50,220,000)		60,847
Rights & warrants 0.02% Communication services 0.02%
SES SA (CVR) (h)	319,194	4,960
Energy 0.00%
Expand Energy Corp., Class C, warrants, expire 2/9/2026 (h)	572	57
McDermott International, Inc., warrants, expire 6/30/2027 (g)(h)	845,563	— (e)
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (g)(h)	19	— (e)
		57
Total rights & warrants (cost: $4,979,000)		5,017
Short-term securities 7.13% Money market investments 7.13%
Capital Group Central Cash Fund 3.79% (d)(m)	19,032,718	1,903,462
Total short-term securities (cost: $1,903,176,000)		1,903,462
Total investment securities 98.63% (cost: $26,207,039,000)		26,309,495
Other assets less liabilities 1.37%		366,177
Net assets 100.00%		$26,675,672
American High-Income Trust — Page 22 of 28

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	2,958	4/6/2026	USD617,598	$(135)
5 Year U.S. Treasury Note Futures	Long	2,973	4/6/2026	324,963	(878)
					$(1,013)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD341,670	$(26,105)	$(23,062)	$(3,043)
Investments in affiliates (d)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.81%
Information technology 0.54%
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)(n)	$142,924	$—	$498	$28	$1,226	$143,680	$2,642
Energy 0.17%
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)(n)	50,454	—	4,044	118	577	47,105	1,101
Consumer discretionary 0.10%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35% 3/11/2030 (g)(j)(k)(n)	13,567	—	—	—	—	13,567	387
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.573% Cash 3/11/2030 (b)(g)(j)(k)(n)	12,615	196	—	—	—	12,811	153
						26,378
Total bonds, notes & other debt instruments						217,163
Common stocks 2.69%
Information technology 1.47%
Diebold Nixdorf, Inc. (h)(n)	330,790	—	1,314	899	62,036	392,411	—
Health care 0.49%
Rotech Healthcare, Inc. (g)(h)(i)(n)	138,298	—	—	—	(7,033)	131,265	—
Energy 0.41%
Constellation Oil Services Holding SA (NDR) (h)(n)	101,482	—	631	465	7,228	108,544	—
Consumer discretionary 0.32%
Aimbridge Topco, LLC (g)(h)(n)	88,729	—	—	—	(3,987)	84,742	—
American High-Income Trust — Page 23 of 28

unaudited
Investments in affiliates (d) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Materials 0.00%
Venator Materials PLC (g)(h)(l)	$— (e)	$—	$—	$—	$—	$— (e)	$—
Total common stocks						716,962
Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (g)(h)	— (e)	—	—	—	—	— (e)	—
Short-term securities 7.14%
Money market investments 7.14%
Capital Group Central Cash Fund 3.79% (m)(n)	1,753,182	971,402	821,328	(64)	270	1,903,462	19,228
Total 10.64%				$1,446	$60,317	$2,837,587	$23,511
Restricted securities (i)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (d)(g)(h)	9/26/2013	$41,128	$131,265	0.49%
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)	9/29/2025	54,338	59,661	0.23
Ascent CNR Corp., Class A (g)	4/25/2016-11/15/2016	4,340	40,061	0.15
AH Parent, Inc., Class A, 26.27% Cash perpetual cumulative preferred shares (b)(g)	9/27/2024	36,189	38,111	0.14
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (j)(k)	9/13/2023	20,144	20,586	0.08
McDermott International, Ltd. (h)	4/4/2018-12/31/2020	7,967	291	0.00 (o)
Total		$164,106	$289,975	1.09%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,602,914,000, which represented 62.24% of the net assets of the fund.

(b)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(c)	Scheduled interest and/or principal payment was not received.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Amount less than one thousand.
(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)	Non-income producing.
(i)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(j)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,009,047,000, which represented 3.78% of the net assets of the fund.

(k)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(l)	Affiliated issuer during the reporting period but no longer held at 12/31/2025.
(m)	Rate represents the seven-day yield at 12/31/2025.
(n)	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2025. Refer to the investment portfolio for the security value at 12/31/2025.
(o)	Amount less than 0.01%.
American High-Income Trust — Page 24 of 28

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $624,276,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $285,924,000.
American High-Income Trust — Page 25 of 28

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$22,200,935	$22,767	$22,223,702
Loans	—	947,509	61,537	1,009,046
Mortgage-backed obligations	—	—	12,498	12,498
Municipals	—	9,949	—	9,949
Convertible bonds & notes	—	58,119	—	58,119
Common stocks	590,434	168,306	268,115	1,026,855
Preferred securities	—	—	60,847	60,847
Rights & warrants	57	4,960	— [1]	5,017
Short-term securities	1,903,462	—	—	1,903,462
Total	$2,493,953	$23,389,778	$425,764	$26,309,495

Other investments[2]
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(1,013)	$—	$—	$(1,013)
Unrealized depreciation on centrally cleared credit default swaps	—	(3,043)	—	(3,043)
Total	$(1,013)	$(3,043)	$—	$(4,056)
Refer to the end of the table(s) for footnote(s).
American High-Income Trust — Page 26 of 28

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended
December 31, 2025 (dollars in thousands):
	Beginning value at 10/1/2025	Transfers into Level 3[3]	Purchases	Sales	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3[3]	Ending value at 12/31/2025
Investment securities	$413,943	$—	$20,081	$(152)	$— [1]	$(8,109)	$—	$425,763
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at December 31, 2025								$(13,542)
1
Amount less than one thousand.
2
Futures contracts and credit default swaps are not included in the investment portfolio.
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$96,801	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	$268,115	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
			Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	10% - 15%	12%	Decrease
		Market compa- rables	EV/EBITDA multiple	5.9x - 10.0x	8.7x	Increase
			EV/EBITDA-Capital expendi- tures multiple	11.0x	11.0x	Increase
			DLOM	7%	7%	Decrease
Preferred securities	$60,847	Market compa- rables	EV/EBITDA multiple	4.8x	4.8x	Increase
			DLOM	15%	15%	Decrease
		Yield analysis	Yield	10%	10%	Decrease
Rights & warrants	$— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$425,763
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

Key to abbreviation(s)
CAB = Capital Appreciation Bonds
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EUR = Euros
EV = Enterprise value

GBP = British pounds
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
American High-Income Trust — Page 27 of 28

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-021-0226
American High-Income Trust — Page 28 of 28